SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of Segment Reporting Information, by Segment [Table Text Block]

		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$8,475,743	$3,709,318	$294,929	$952,230	$—	$13,432,220
Cost of goods sold	6,222,902	1,972,076	140,866	1,191,299	—	9,527,143
Gross profit (loss)	2,252,841	1,737,242	154,063	(239,069)	—	3,905,077
Selling, general, and administrative*	1,297,045	880,404	125,752	275,147	2,441,256	5,019,604
Research and development*	—	—	—	—	671,493	671,493
Income (loss) from operations	$955,796	$856,838	$28,311	$(514,216)	$(3,112,749)	$(1,786,020)

		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$11,472,111	$4,191,175	$393,804	$1,561,469	$—	$17,618,559
Cost of goods sold	8,389,404	2,273,641	157,650	1,400,675	—	12,221,370
Gross profit	3,082,707	1,917,534	236,154	160,794	—	5,397,189
Selling, general, and administrative*	1,832,473	1,081,847	149,924	361,342	2,058,000	5,483,586
Research and development*	—	—	—	—	870,279	870,279
Income (loss) from operations	$1,250,234	$835,687	$86,230	$(200,548)	$(2,928,279)	$(956,676)

	Dec 31, 2020	Dec 31, 2019
Chromaline	$1,676,592	$1,916,066
IKONICS Imaging	396,116	304,791
DTX	35,983	13,919
AMS	57,676	252,363
Unallocated	(47,154)	(52,421)

Total	$2,119,213	$2,434,718